Exhibit 1

KKR Industrial Portfolio Trust 2020-AIP

Commercial Mortgage Pass-Through Certificates, Series 2020-AIP

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Goldman Sachs Mortgage Company

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

4 March 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Goldman Sachs Mortgage Company Goldman Sachs Bank USA Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Re:	KKR Industrial Portfolio Trust 2020-AIP (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2020-AIP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 March 2020

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes (each, a “Note” and collectively, the “Notes”) issued by 27 special purpose entities evidencing a floating-rate loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, a first mortgage (or deed of trust or deed to secure debt) lien on the borrowers’ fee simple interest in a portfolio of 71 multi-and-single tenanted industrial buildings (collectively, the “Properties”) grouped into 45 property groups (each, a “Property Group”) based on geographic location located in seven states and
c.	The Mortgage Loan has a related floating-rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property Group, is hereinafter referred to as the “Total Debt associated with each Property Group”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Properties, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property Group as of 9 March 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Properties, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property Group as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term (Excluding Extensions),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:

i.       Original Mortgage Loan Amortization Term and

ii.       Remaining Mortgage Loan Amortization Term,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions),” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan and Mezzanine Loan,
c.	Use the “Original Allocated Trust Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property Group as of the Reference Date (the “Cut-Off Date Allocated Trust Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property Group as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Allocated Trust Loan Balance”) and
d.	Use the “Original Allocated Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property Group as of the Reference Date (the “Cut-off Date Allocated Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property Group as of the “Initial Maturity Date” of the Mezzanine Loan (the “Maturity Allocated Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Allocated Trust Loan Balance,
b.	Original Allocated Mezzanine Loan Balance,
c.	Cut-off Date Allocated Trust Loan Balance,
d.	Cut-off Date Allocated Mezzanine Loan Balance,
e.	Maturity Allocated Trust Loan Balance and
f.	Maturity Allocated Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,
ii.	Cut-off Date Allocated Total Debt Balance and
iii.	Maturity Allocated Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property Group. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Cut-off Date Allocated Trust Loan Balance,” we recalculated the “Percentage of Cut-Off Date Allocated Trust Loan Balance” of the Mortgage Loan and each Property Group. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

10.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin,
c.	LIBOR Floor and
d.	LIBOR Rounding Methodology

as shown on the Final Data File, and a LIBOR assumption of 1.60400% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
ii.	Mezzanine Loan Interest Rate

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Original Allocated Trust Loan Balance,
b.	Original Allocated Mezzanine Loan Balance,
c.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
d.	Mezzanine Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Total Debt Interest Rate (at Assumed LIBOR)” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin and
c.	LIBOR Cap,

as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate (At LIBOR Cap) and
ii.	Mezzanine Loan Interest Rate (At LIBOR Cap)

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Original Allocated Trust Loan Balance,
b.	Original Allocated Mezzanine Loan Balance,
c.	Mortgage Loan Interest Rate (At LIBOR Cap) and
d.	Mezzanine Loan Interest Rate (At LIBOR Cap),

as shown on the Final Data File, we recalculated the “Total Debt Interest Rate (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

14.	Using the:
a.	Original Allocated Trust Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Trust Loan Debt Service and
ii.	Monthly Trust Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Trust Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Allocated Trust Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Trust Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Trust Loan Debt Service.”

15.	Using the:

a.       Original Allocated Mezzanine Loan Balance,

b.	Mezzanine Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mezzanine Loan Debt Service and
ii.	Monthly Mezzanine Loan Debt Service

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service” of the Mezzanine Loan as the product of:

a.	The “Original Allocated Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service” of the Mezzanine Loan as 1/12th of the “Annual Mezzanine Loan Debt Service.”

Attachment A Page 6 of 8

16.	Using the:

a.       Annual Trust Loan Debt Service,

b.	Annual Mezzanine Loan Debt Service,
c.	Monthly Trust Loan Debt Service and
d.	Monthly Mezzanine Loan Debt Service,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Annual Debt Service and
ii.	Total Debt Monthly Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Underwritten NOI,
b.	Underwritten Net Cash Flow,
c.	Annual Trust Loan Debt Service,
d.	Units,
e.	Cut-off Date Allocated Trust Loan Balance and
f.	As-Is Appraised Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Trust Loan Underwritten NOI DSCR,
ii.	Trust Loan Underwritten NCF DSCR
iii.	Cut-off Date Allocated Trust Loan Balance Per SF,
iv.	Cut-Off Date Trust Balance LTV,
v.	Trust Loan Underwritten NOI DY and
vi.	Trust Loan Underwritten NCF DY

of the Mortgage Loan and, with respect to items iii. and iv. above, of each Property Group. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 8

18.	Using the:
a.	Underwritten NOI,
b.	Underwritten Net Cash Flow,
c.	Total Debt Annual Debt Service,
d.	Cut-off Date Allocated Total Debt Balance and
e.	As-Is Appraised Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt Underwritten NOI DSCR,
ii.	Total Debt Underwritten NCF DSCR,
iii.	Cut-Off Date Total Debt LTV,
iv.	Total Debt Underwritten NOI DY and
v.	Total Debt Underwritten NCF DY

of the Total Debt associated with the Mortgage Loan and, with respect to item iii. above, the Total Debt associated with each Property Group. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to two decimal places and
b.	Round the characteristics listed in iii. through v. above to the nearest 1/10th of one percent.

19.	Using the “Units,” we recalculated the “Percent of SF” of the Mortgage Loan, each Property Group and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Units,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of each Property Group. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

21.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Total Admin Fee and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	28 February 2020

Mezzanine Loan Agreement	28 February 2020

Cash Management Agreement	28 February 2020

Deposit Account Control Agreement	27 February 2020

Mortgage Interest Rate Cap Confirmation (see Note 1)	28 February 2020

Mezzanine Interest Rate Cap Confirmation (see Note 1)	28 February 2020

Bloomberg Screenshots for LIBOR Cap Provider Rating	Not Dated

Settlement Statement	28 February 2020

Guaranty Agreement	28 February 2020

Environmental Indemnity Agreement	28 February 2020

Non-Consolidation Opinion	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	27 February 2020

Engineering Reports	Various

Phase I Environmental Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Seismic Reports	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Underwriter’s Summary Report	Not Dated

Rating Agency Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Bloomberg Screenshots for Tenant Credit Ratings	Not Dated

Pro Forma Title Policies	Not Dated

Management Agreement	28 February 2020

Sub-Management Agreement	28 February 2020

Insurance Review	27 February 2020

Note:

1.	The mortgage interest rate cap confirmation and mezzanine interest rate cap confirmation Source Documents are referred to collectively as the “Interest Rate Cap Confirmations.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property and Property Group Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report or USPS Internet Site (www.usps.com)
City (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com), Appraisal Report
Property Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Building Count	Appraisal Report
Units	Rating Agency Underwriter’s Summary Report
Unit Type	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Occupancy % (see Note 2)	Underwritten Rent Roll
Occupancy Date (see Notes 2 and 3)	Underwritten Rent Roll
% Office	Underwriter’s Summary Report
Clear Height (feet)	Underwriter’s Summary Report
Dock High Loading	Underwriter’s Summary Report
Drive In Loading	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value (see Note 4)	Appraisal Report or Portfolio Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report or Portfolio Appraisal Report
Appraisal Firm	Appraisal Report or Portfolio Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date (see Note 12)	Engineering Report
Seismic Date (see Note 5)	Seismic Report
Seismic Zone (see Note 5)	Seismic Report
Seismic PML% (see Note 5)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 7

Major Tenant Information: (see Notes 2 and 6)

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Expiration Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Expiration Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Expiration Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Expiration Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Expiration Date 5	Underwritten Rent Roll

Underwriting Information: (see Notes 2 and 7)

Characteristic	Source Document(s)

Underwritten Rent	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expense Total	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacements Reserves	Underwriter’s Summary Report
Underwritten TI and LC	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report
Underwritten Occupancy Total Percent	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Mortgage Loan Agreement
Initial Replacement Reserves Escrow	Settlement Statement
Monthly Replacement Reserves Escrow	Mortgage Loan Agreement
Rollover Escrow	Settlement Statement
Monthly Rollover Escrow	Mortgage Loan Agreement
Initial Free Rent Escrow	Settlement Statement
Monthly Free Rent Escrow	Mortgage Loan Agreement
Initial Environmental Reserve	Settlement Statement
Other Escrow Type	Mortgage Loan Agreement
Other Escrow Initial Deposit	Settlement Statement
Other Escrow Monthly Deposit	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entities	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Original Allocated Trust Loan Balance	Mortgage Loan Agreement
Original Allocated Mezzanine Loan Balance	Mezzanine Loan Agreement
Origination Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extended Maturity Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Description (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Test Description (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Extension Spread Increase (Yes/No) (See Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase Description (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Rate Type (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 8 and 9)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Margin	Mortgage Loan Agreement
Mezzanine Loan Margin	Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 8)	Interest Rate Cap Confirmations
LIBOR Cap after Extension (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Expiration Date (see Note 8)	Interest Rate Cap Confirmations
LIBOR Cap Provider (see Note 8)	Interest Rate Cap Confirmations
LIBOR Cap Provider Rating (M/S&P/F) (see Note 8)	Bloomberg Screenshots for LIBOR Cap Provider Rating

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 10)	Mortgage Loan Agreement
Cash Management (see Note 11)	Mortgage Loan Agreement
Terms/Description of Cash Management	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Ownership Interest (see Note 12)	Pro Forma Title Policy
Future Debt Permitted?	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Occupancy %,” “Occupancy Date,” “Major Tenant Information” and ”Underwriting Information” characteristics, the Depositor instructed us to perform procedures only with respect to the Mortgage Loan and Property Groups.

3.	For each Property on the Preliminary Data File with the “Single Tenant” characteristic as “Yes,” the Depositor instructed us to use the Reference Date for the “Occupancy Date” characteristic.

4.	For the purpose of comparing the “As-Is Appraised Value” characteristic, the Depositor instructed us to show “<blank>” for the Properties that are a part of the Property Groups identified on the Final Data File as:
a.	West Park and
b.	13161-13715 Misty Willow Drive & 9305-9323 Millsview Road

and to show the “As-Is Appraised Value” characteristic for the respective Property Group, as shown on the applicable Source Document(s).

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for Properties where we received a seismic report Source Document.

Exhibit 2 to Attachment A Page 6 of 7

Notes: (continued)

6.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the underwritten rent roll Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and show the lease expiration date related to the largest space, as shown in the underwritten rent roll Source Document.

7.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

8.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated characteristics.

9.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document, for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

10.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” for the “LockBox Type” characteristic if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

11.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

12.	For the Properties listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Property Name	Characteristic	Provided Value

7720 Lehigh	Engineering Report Date	2/6/2020
4000 Greenbriar Drive	Engineering Report Date	2/6/2020
Southside LC	Ownership Interest	Fee
West Park1	Ownership Interest	Fee
West Park 2	Ownership Interest	Fee
West Park 3	Ownership Interest	Fee
West Park 4	Ownership Interest	Fee
West Park 5	Ownership Interest	Fee
West Park 6	Ownership Interest	Fee
West Park 7	Ownership Interest	Fee
West Park 8	Ownership Interest	Fee
West Park 9	Ownership Interest	Fee
West Park 10	Ownership Interest	Fee
West Park 11	Ownership Interest	Fee

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

IDs
Loan Group ID
Property Group
Property Name
Future Debt Description
Primary Servicer
Master Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee
Original Future Advance Component
Cut-Off Date Future Advance Component
Maturity Future Advance Component
Sponsors
Single Asset Entity
Property Subtype
Ground Lease Expiration Date
2017 Revenues
2017 Expenses
2017 NOI
2018 Revenues
2018 Expenses
2018 NOI
2019 Revenues
2019 Expenses
2019 NOI
2020 NOI (Budgeted)
Trust Loan 2019 NOI DSCR
Trust Loan 2019 NOI DY
Total Debt 2019 NOI DSCR
Total Debt 2019 NOI DY

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.